Note 3 - Inventories - Summary of Inventories (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Inventory	$ 1,889,164	$ 1,704,391
Lubricant [Member]
Inventory	1,728,861	1,043,763
Victualing [Member]
Inventory	160,303	79,965
Bunkers [Member]
Inventory		$ 580,663